Other current assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other current assets [Abstract]
Content assets	€ 187	€ 161
Prepaid expenses and other	89	74
Derivative assets	31	11
Total	307	246
Content asset amortization	€ 193	€ 122	€ 48